Document And Entity Information	Jun. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2026
Entity Registrant Name	Rare Earths Americas, Inc.
Entity Central Index Key	0002095743
Entity Emerging Growth Company	true
Entity File Number	001-43268
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	39-4918133
Entity Address, Address Line One	101 W. Main Street
Entity Address, City or Town	Manchester
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31816
City Area Code	(706)
Local Phone Number	846-5063
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, $ 0.0001 par value
Trading Symbol	REA
Security Exchange Name	NYSEAMER